Fair value of financial assets and liabilities - Financial assets by category (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	₩ 13,497,234	$ 11,355,573	₩ 14,762,941
Financial assets at FVTOCI	39,119,789	32,912,493	30,028,929
Financial assets at amortised cost	379,019,146		337,126,917
Derivative assets (Designated for hedging)	106,764	$ 89,823	174,820
Total	431,742,933		382,093,607
Deposits
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	65,072		48,796
Financial assets at FVTOCI	0		0
Financial assets at amortised cost	15,914,139		9,863,160
Derivative assets (Designated for hedging)	0		0
Total	15,979,211		9,911,956
Securities
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	7,960,046		7,136,112
Financial assets at FVTOCI	39,119,789		30,028,929
Financial assets at amortised cost	17,086,274		17,020,839
Derivative assets (Designated for hedging)	0		0
Total	64,166,109		54,185,880
Loans
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	667,467		676,291
Financial assets at FVTOCI	0		0
Financial assets at amortised cost	336,799,510		302,794,182
Derivative assets (Designated for hedging)	0		0
Total	337,466,977		303,470,473
Derivative assets
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	4,803,131		6,901,742
Financial assets at FVTOCI	0		0
Financial assets at amortised cost	0		0
Derivative assets (Designated for hedging)	106,764		174,820
Total	4,909,895		7,076,562
Other financial assets
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	1,518		0
Financial assets at FVTOCI	0		0
Financial assets at amortised cost	9,219,223		7,448,736
Derivative assets (Designated for hedging)	0		0
Total	₩ 9,220,741		₩ 7,448,736